Share-based compensation - Option pricing model (Details) - Parent Incentive Plans - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free interest rate, minimum (as a percent)	1.01%	0.72%	1.88%
Risk free interest rate, maximum (as a percent)	1.74%	0.89%	1.92%
Expected volatility, minimum (as a percent)	50.33%	50.85%	50.07%
Expected volatility, maximum (as a percent)	53.78%	52.57%	50.56%
Expected dividend yield	0.00%
Fair value of underlying ordinary share of the Parent (US$)	$ 3.900	$ 8.979	$ 1.126
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected terms (in years)	7 years	8 years	9 years
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected terms (in years)	9 years	10 years	10 years